PROPERTY, PLANT AND EQUIPMENT, NET (DETAILS TEXTUAL) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 393	$ 557	$ 586